NATIONWIDE MUTUAL FUNDS
Nationwide Alternatives Allocation Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide International Value Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide U.S. Small Cap Value Fund

Supplement dated September 9, 2011
to the Statement of Additional Information dated March 1, 2011 as revised April 21, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective September 9, 2011, the Board of Trustees has approved the appointment of Kevin Grether as an interim Chief Compliance Officer of Nationwide Mutual Funds, replacing Dorothy Sanders, who had resigned. Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC registered investment adviser, since April 2007.  Mr. Grether also is an Associate Vice President of Nationwide Mutual since February 2009.  Mr. Grether earned his undergraduate degree from the University of Kentucky, and his Juris Doctorate from Capital University Law School.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated September 9, 2011
to the Statement of Additional Information dated March 1, 2011 as revised April 21, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective September 9, 2011, the Board of Trustees has approved the appointment of Kevin Grether as an interim Chief Compliance Officer of Nationwide Mutual Funds, replacing Dorothy Sanders, who had resigned. Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC registered investment adviser, since April 2007.  Mr. Grether also is an Associate Vice President of Nationwide Mutual since February 2009.  Mr. Grether earned his undergraduate degree from the University of Kentucky, and his Juris Doctorate from Capital University Law School.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE